INVESTMENTS	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS	INVESTMENTS
The tables below present the amortized cost, allowance for credit losses, gross unrealized appreciation/(depreciation) (“URA(D)”) and fair value of fixed maturity securities - available for sale for the periods indicated:

	At December 31, 2025
(Dollars in millions)	Amortized Cost	Allowance for Credit Losses	Unrealized Appreciation	Unrealized Depreciation	Fair Value
Fixed maturity securities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$845	$—	$4	$(19)	$830
Obligations of U.S. states and political subdivisions	45	—	—	(4)	41
Corporate securities	9,913	(54)	206	(183)	9,882
Asset-backed securities	5,094	(14)	14	(17)	5,077
Mortgage-backed securities
Agency commercial	404	—	9	(2)	412
Non-agency commercial	1,151	—	4	(33)	1,121
Agency residential	5,544	—	82	(161)	5,465
Non-agency residential	1,689	—	32	(1)	1,721
Foreign government securities	2,400	—	36	(64)	2,371
Foreign corporate securities	7,535	—	253	(135)	7,653
Total fixed maturity securities - available for sale	$34,620	$(68)	$640	$(619)	$34,573
(Some amounts may not reconcile due to rounding.)

	At December 31, 2024
(Dollars in millions)	Amortized Cost	Allowance for Credit Losses	Unrealized Appreciation	Unrealized Depreciation	Fair Value
Fixed maturity securities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$688	$—	$5	$(24)	$669
Obligations of U.S. states and political subdivisions	75	—	—	(5)	70
Corporate securities	7,288	(35)	57	(299)	7,010
Asset-backed securities	5,994	—	28	(39)	5,982
Mortgage-backed securities
Agency commercial	—	—	—	—	—
Non-agency commercial	965	—	1	(66)	900
Agency residential	5,205	—	13	(287)	4,931
Non-agency residential	1,291	—	9	(11)	1,289
Foreign government securities	2,330	—	13	(147)	2,196
Foreign corporate securities	6,099	—	42	(279)	5,861
Total fixed maturity securities - available for sale	$29,934	$(36)	$167	$(1,157)	$28,908
(Some amounts may not reconcile due to rounding.)
The following tables show amortized cost, allowance for credit losses, gross URA(D) and fair value of fixed maturity securities - held to maturity for the periods indicated:

	At December 31, 2025
(Dollars in millions)	Amortized Cost	Allowance for Credit Losses	Unrealized Appreciation	Unrealized Depreciation	Fair Value
Fixed maturity securities - held to maturity
Corporate securities	$166	$(2)	$7	$(1)	$169
Asset-backed securities	328	(3)	5	(8)	322
Mortgage-backed securities
Commercial	—	—	—	—	—
Foreign corporate securities	79	(1)	6	—	84
Total fixed maturity securities - held to maturity	$573	$(6)	$18	$(9)	$576
(Some amounts may not reconcile due to rounding.)

	At December 31, 2024
(Dollars in millions)	Amortized Cost	Allowance for Credit Losses	Unrealized Appreciation	Unrealized Depreciation	Fair Value
Fixed maturity securities - held to maturity
Corporate securities	$177	$(2)	$5	$(4)	$175
Asset-backed securities	484	(4)	5	(8)	477
Mortgage-backed securities
Commercial	21	—	—	—	21
Foreign corporate securities	84	(1)	4	—	86
Total fixed maturity securities - held to maturity	$765	$(8)	$14	$(12)	$759
(Some amounts may not reconcile due to rounding.)
The amortized cost and fair value of fixed maturity securities - available for sale are shown in the following table by contractual maturity. As the stated maturity of such securities may not be indicative of actual maturities, the totals for mortgage-backed and asset-backed securities are shown separately.

	At December 31, 2025		At December 31, 2024
(Dollars in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fixed maturity securities - available for sale
Due in one year or less	$1,440	$1,405	$1,116	$1,080
Due after one year through five years	10,746	10,819	8,774	8,480
Due after five years through ten years	6,722	6,781	4,764	4,523
Due after ten years	1,830	1,772	1,826	1,723
Asset-backed securities	5,094	5,077	5,994	5,982
Mortgage-backed securities
Agency commercial	404	412	—	—
Non-agency commercial	1,151	1,121	965	900
Agency residential	5,544	5,465	5,205	4,931
Non-agency residential	1,689	1,721	1,291	1,289
Total fixed maturity securities -available for sale	$34,620	$34,573	$29,934	$28,908
(Some amounts may not reconcile due to rounding.)
The amortized cost and fair value of fixed maturity securities - held to maturity are shown in the following table by contractual maturity. As the stated maturity of such securities may not be indicative of actual maturities, the totals for mortgage-backed and asset-backed securities are shown separately.

	At December 31, 2025		At December 31, 2024
(Dollars in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Fixed maturity securities - held to maturity
Due in one year or less	$25	$25	$7	$7
Due after one year through five years	68	69	67	67
Due after five years through ten years	4	4	37	35
Due after ten years	148	155	150	152
Asset-backed securities	328	322	484	477
Mortgage-backed securities
Commercial	—	—	21	21
Total fixed maturity securities - held to maturity	$573	$576	$765	$759
(Some amounts may not reconcile due to rounding.)
During 2022, the Company re-designated a portion of its fixed maturity securities from its fixed maturity - available for sale portfolio to its fixed maturity - held to maturity portfolio. The fair value of the securities reclassified at the date of transfer was $722 million, net of allowance for current expected credit losses, which was subsequently recognized as the new amortized cost basis. As of December 31, 2025, $27 million of unrealized loss from the date of the re-designation remained in accumulated other comprehensive income on the balance sheet and will be amortized into income through an adjustment to the yields of the underlying securities over the remaining life of the securities. The fair values of these securities incorporate the use of significant unobservable inputs and therefore are classified as Level 3 within the fair value hierarchy.
The changes in net URA(D) for the Company’s investments are as follows:

	Years Ended December 31,
(Dollars in millions)	2025	2024
Increase (decrease) during the period between the fair value and cost of investments carried at fair value, and deferred taxes thereon:
Fixed maturity securities - available for sale, held to maturity and short-term investments	$1,018	$(203)
Equity method investments	—	18
Change in URA(D), pre-tax	1,018	(185)
Deferred tax benefit (expense)	(164)	76
Change in URA(D), net of deferred taxes, included in shareholders’ equity	$854	$(109)
(Some amounts may not reconcile due to rounding.)
The tables below display the aggregate fair value and gross unrealized depreciation of fixed maturity securities - available for sale by security type and contractual maturity, in each case subdivided according to length of time that the individual securities had been in a continuous unrealized loss position for the periods indicated:

	Duration of Unrealized Loss at December 31, 2025 by Security Type
	Less than 12 months		Greater than 12 months		Total
(Dollars in millions)	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation
Fixed maturity securities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$244	$(5)	$333	$(14)	$577	$(19)
Obligations of U.S. states and political subdivisions	2	—	33	(4)	35	(4)
Corporate securities	1,370	(31)	1,990	(147)	3,360	(179)
Asset-backed securities	802	(5)	429	(12)	1,231	(17)
Mortgage-backed securities
Agency commercial	43	(1)	17	(1)	60	(2)
Non-agency commercial	288	(5)	631	(29)	919	(33)
Agency residential	234	(3)	1,755	(158)	1,990	(161)
Non-agency residential	81	—	87	—	168	(1)
Foreign government securities	260	(4)	854	(61)	1,114	(64)
Foreign corporate securities	847	(15)	1,615	(120)	2,463	(135)
Total	$4,171	$(68)	$7,745	$(547)	$11,916	$(615)
Securities where an allowance for credit loss was recorded	24	(2)	14	(2)	37	(4)
Total fixed maturity securities - available for sale	$4,194	$(70)	$7,759	$(549)	$11,953	$(619)
(Some amounts may not reconcile due to rounding.)

	Duration of Unrealized Loss at December 31, 2025 by Maturity
	Less than 12 months		Greater than 12 months		Total
(Dollars in millions)	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation
Fixed maturity securities - available for sale
Due in one year or less	$165	$(5)	$675	$(18)	$840	$(23)
Due in one year through five years	1,475	(33)	2,411	(156)	3,887	(189)
Due in five years through ten years	859	(14)	987	(99)	1,846	(112)
Due after ten years	223	(3)	752	(74)	975	(77)
Asset-backed securities	802	(5)	429	(12)	1,231	(17)
Mortgage-backed securities	646	(8)	2,490	(188)	3,137	(196)
Total	$4,171	$(68)	$7,745	$(547)	$11,916	$(615)
Securities where an allowance for credit loss was recorded	24	(2)	14	(2)	37	(4)
Total fixed maturity securities - available for sale	$4,194	$(70)	$7,759	$(549)	$11,953	$(619)
(Some amounts may not reconcile due to rounding.)
The aggregate fair value and gross unrealized losses related to fixed maturity securities - available for sale in an unrealized loss position at December 31, 2025 were $12.0 billion and $619 million, respectively. The fair value of securities for the single issuer (the U.S. government) whose securities comprised the largest unrealized loss position at December 31, 2025, amounted to less than 1.7% of the overall fair value of the Company’s fixed maturity securities - available for sale. The fair value of the securities for the issuer with the second largest unrealized loss position at December 31, 2025 comprised less than 0.2% of the Company’s fixed maturity securities - available for sale. In addition, as indicated on the above table, there was no significant concentration of unrealized losses in any one market sector. The $70 million of unrealized losses related to fixed maturity securities - available for sale that have been in an unrealized loss position for less than one year were generally comprised of domestic and foreign corporate securities, asset-backed securities, non-agency commercial mortgage-backed securities and foreign government securities. Of these unrealized losses, $66 million were related to securities that were rated investment grade by at least one nationally recognized rating agency. The $549 million of unrealized losses related to fixed maturity securities - available for sale in an unrealized loss position for more than one year related primarily to domestic and foreign corporate securities, agency residential and non-agency commercial mortgage-backed securities and foreign government securities. Of these unrealized losses, $540 million were related to securities that were rated investment grade by at least one nationally recognized rating agency. In all instances, there were no projected cash flow shortfalls to recover the full book value of the investments and the related interest obligations. The mortgage-backed securities still have excess credit coverage and are current on interest and principal payments. Based upon the Company’s current evaluation of securities in an unrealized loss position as of December 31, 2025, the unrealized losses are due to changes in interest rates and non-issuer-specific credit spreads and are not credit-related. In addition, the contractual terms of these securities do not permit these securities to be settled at a price less than their amortized cost.
The tables below display the aggregate fair value and gross unrealized depreciation of fixed maturity securities - available for sale by security type and contractual maturity, in each case subdivided according to length of time that individual securities had been in a continuous unrealized loss position for the periods indicated:

	Duration of Unrealized Loss at December 31, 2024 by Security Type
	Less than 12 months		Greater than 12 months		Total
(Dollars in millions)	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation
Fixed maturity securities - available for sale
U.S. Treasury securities and obligations of
U.S. government agencies and corporations	$80	$(1)	$398	$(23)	$478	$(24)
Obligations of U.S. states and political subdivisions	9	—	40	(5)	48	(5)
Corporate securities	2,744	(76)	2,132	(221)	4,876	(297)
Asset-backed securities	958	(20)	537	(19)	1,495	(39)
Mortgage-backed securities
Agency commercial	—	—	—	—	—	—
Non-agency commercial	53	(3)	757	(63)	810	(66)
Agency residential	2,754	(115)	1,226	(172)	3,980	(287)
Non-agency residential	654	(11)	25	—	678	(11)
Foreign government securities	851	(35)	828	(112)	1,679	(147)
Foreign corporate securities	2,484	(61)	1,785	(218)	4,269	(279)
Total	$10,587	$(323)	$7,728	$(833)	$18,315	$(1,156)
Securities where an allowance for credit loss was recorded	17	(1)	—	—	17	(1)
Total fixed maturity securities - available for sale	$10,604	$(324)	$7,728	$(833)	$18,332	$(1,157)
(Some amounts may not reconcile due to rounding.)

	Duration of Unrealized Loss at December 31, 2024 by Maturity
	Less than 12 months		Greater than 12 months		Total
(Dollars in millions)	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation	Fair Value	Gross Unrealized Depreciation
Fixed maturity securities - available for sale
Due in one year or less	$138	$(5)	$544	$(34)	$682	$(39)
Due in one year through five years	3,503	(87)	2,770	(249)	6,273	(335)
Due in five years through ten years	1,850	(50)	1,382	(220)	3,232	(271)
Due after ten years	677	(32)	487	(76)	1,164	(107)
Asset-backed securities	958	(20)	537	(19)	1,495	(39)
Mortgage-backed securities	3,461	(129)	2,008	(235)	5,469	(364)
Total	$10,587	$(323)	$7,728	$(833)	$18,315	$(1,156)
Securities where an allowance for credit loss was recorded	17	(1)	—	—	17	(1)
Total fixed maturity securities - available for sale	$10,604	$(324)	$7,728	$(833)	$18,332	$(1,157)
(Some amounts may not reconcile due to rounding.)
The aggregate fair value and gross unrealized losses related to fixed maturity securities - available for sale in an unrealized loss position at December 31, 2024 were $18.3 billion and $1.2 billion, respectively. The fair value of securities for the single issuer (the U.S. government), whose securities comprised the largest unrealized loss position at December 31, 2024, amounted to less than 1.6% of the overall fair value of the Company’s fixed maturity securities - available for sale. The fair value of the securities for the issuer with the second largest unrealized loss comprised less than 0.9% of the Company’s fixed maturity securities - available for sale. In addition, as indicated on the above table, there was no significant concentration of unrealized losses in any one market sector. The $324 million of unrealized losses related to fixed maturity securities - available for sale that have been in an unrealized loss position for less than one year were generally comprised of domestic and foreign corporate securities, asset-backed securities, agency residential mortgage-backed securities and foreign government securities. Of these unrealized losses, $319 million were related to securities that were rated investment grade by at least one nationally recognized rating agency. The $833 million of unrealized losses related to fixed maturity securities - available for sale in an unrealized loss position for more than one year related primarily to domestic and foreign corporate securities, agency residential mortgage-backed securities and foreign government securities. Of these unrealized losses, $810 million were related to securities that were rated investment grade by at least one nationally recognized rating agency. In all instances, there were no projected cash flow shortfalls to recover the full book value of the investments and the related interest obligations. The mortgage-backed securities still have excess credit coverage and are current on interest and principal payments.
The components of net investment income are presented in the table below for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Fixed maturities	$1,572	$1,481	$1,153
Equity securities	4	3	3
Short-term investments and cash	169	195	140
Other invested assets
Limited partnerships	277	206	122
Other	124	104	59
Gross investment income before adjustments	2,146	1,989	1,477
Funds held interest income (expense)	26	26	10
Future policy benefit reserve income (expense)	(1)	(1)	(1)
Gross investment income	2,172	2,013	1,486
Investment expenses	48	59	53
Net investment income	$2,124	$1,954	$1,434
(Some amounts may not reconcile due to rounding.)
The Company records results from limited partnership investments on the equity method of accounting with changes in value reported through net investment income. The net investment income from limited partnerships is dependent upon the Company’s share of the net asset values (“NAVs”) of interests underlying each limited partnership. Due to the timing of receiving financial information from these partnerships, the results are generally reported on a one month or quarter lag. If the Company determines there has been a significant decline in value of a limited partnership during this lag period, a loss will be recorded in the period in which the Company identifies the decline.
The Company had contractual commitments to invest up to an additional $2.5 billion in limited partnerships and private placement loan securities at December 31, 2025, which includes $1.4 billion specific to limited partnerships as noted below. These commitments will be funded when called in accordance with the partnership and loan agreements, which have investment periods that expire, unless extended, through 2035.
The Company is the beneficiary of COLI policies, which are invested in debt and equity securities. The COLI policies are carried within other invested assets at the policy cash surrender value of $1.9 billion and $1.7 billion as of December 31, 2025 and December 31, 2024, respectively.
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities but also as an investment manager. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s consolidated financial statements. As of December 31, 2025 and 2024, the Company did not hold any investments for which it is the primary beneficiary.
The Company, through normal investment activities, makes passive investments in general and limited partnerships and other alternative investments. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2025 and 2024 is limited to the total carrying value of $3.9 billion and $3.6 billion, respectively, which are included in general and limited partnerships.
As of December 31, 2025, the Company has outstanding commitments totaling $1.4 billion whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.
In addition, the Company makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in asset-backed securities, which includes collateralized loan obligations and are classified as fixed maturities - available for sale. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, credit subordination that reduces the Company’s obligation to absorb losses or right to receive benefits or the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
The components of net gains (losses) on investments are presented in the table below for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Credit allowance on fixed maturity securities	$(30)	$13	$7
Gains (losses) from fair value adjustment on public equities	(1)	(1)	—
Net realized gains (losses) from dispositions:
Fixed maturities	(112)	6	(292)
Equity securities	(1)	1	8
Other invested assets	—	(1)	—
Short-term investments	—	1	—
Total net gains (losses) from dispositions	(112)	7	(283)

Total net gains (losses) on investments	$(143)	$19	$(276)
(Some amounts may not reconcile due to rounding.)
The following tables provide a roll forward of the Company’s beginning and ending balance of allowance for credit losses for the periods indicated:

	Roll Forward of Allowance for Credit Losses - Fixed Maturities - Available for Sale
	Twelve Months Ended December 31, 2025
	Corporate Securities	Asset-Backed Securities	Foreign Corporate Securities	Total
(Dollars in millions)
Beginning balance	$(35)	$—	$—	$(36)
Credit losses on securities where credit losses were not previously recorded	(28)	(14)	—	(42)
Increases in allowance on previously impaired securities	(16)	—	—	(16)
Decreases in allowance on previously impaired securities	—	—	—	—
Reduction in allowance due to disposals	25	—	—	26

Balance, end of period	$(54)	$(14)	$—	$(68)
(Some amounts may not reconcile due to rounding.)

	Roll Forward of Allowance for Credit Losses - Fixed Maturities - Available for Sale
	Twelve Months Ended December 31, 2024
	Corporate Securities	Asset-Backed Securities	Foreign Corporate Securities	Total
(Dollars in millions)
Beginning balance	$(47)	$—	$(1)	$(48)
Credit losses on securities where credit losses were not previously recorded	(9)	—	—	(9)
Increases in allowance on previously impaired securities	—	—	—	—
Decreases in allowance on previously impaired securities	—	—	—	—
Reduction in allowance due to disposals	20	—	1	21

Balance, end of period	$(35)	$—	$—	$(36)
(Some amounts may not reconcile due to rounding.)
The allowance for credit losses for fixed maturities - held to maturity was not significant as of December 31, 2025 and December 31, 2024.
The proceeds and split between gross gains and losses from sales of fixed maturity securities - available for sale, fixed maturities - held to maturity and equity securities are presented in the table below for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Proceeds from sales of fixed maturity securities - available for sale	$1,571	$6,257	$3,849
Gross gains from sales	48	166	35
Gross losses from sales	(159)	(160)	(327)

Proceeds from sales of fixed maturity securities - held to maturity	$10	$—	$—
Gross gains from sales	—	—	—
Gross losses from sales	(1)	—	—

Proceeds from sales of equity securities	$56	$37	$126
Gross gains from sales	—	2	8
Gross losses from sales	(1)	(1)	—
(Some amounts may not reconcile due to rounding.)
During the year ended December 31, 2025, the Company sold fixed maturity securities - held to maturity with a net carrying amount of $11 million, which had realized losses of $1 million as part of the sale. The Company's decision to sell was due to significant credit deterioration of the issuer of the securities.
Securities with a carrying value amount of $1.4 billion at December 31, 2025 were on deposit with or regulated by various state or governmental insurance departments in compliance with insurance laws. See Note 11 of the Notes to these Consolidated Financial Statements.